UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:	811-21319

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Convertible and High Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville
Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., President
Calamos Advisors LLC
2020 Calamos Court,
Naperville, Illinois
60563

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE:	(630) 245-7200

DATE OF FISCAL YEAR END:	October 31, 2008

DATE OF REPORTING PERIOD:	January 31, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS January 31, 2008 (UNAUDITED)
CONVERTIBLE AND HIGH INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value
Corporate Bonds (83.8%)
	Consumer Discretionary (20.4%)
$4,400,000	Asbury Automotive Group, Inc.
	7.625%, 03/15/17	$3,586,000
951,000	Boyd Gaming Corp.
	7.125%, 02/01/16	822,615
3,806,000	Cooper Tire & Rubber Company^
	8.000%, 12/15/19	3,501,520
	D.R. Horton, Inc.
3,806,000	7.875%, 08/15/11	3,691,820
2,379,000	8.000%, 02/01/09	2,349,263
1,903,000	9.750%, 09/15/10	1,867,319
4,757,000	DEX Media, Inc.
	8.000%, 11/15/13	4,305,085
14,604,000	DIRECTV Financing Company, Inc.
	8.375%, 03/15/13	15,169,905
5,994,000	EchoStar DBS Corp.
	7.125%, 02/01/16	6,016,477
11,417,000	Expedia, Inc.
	7.456%, 08/15/18	11,912,110
	Ford Motor Company
7,611,000	8.625%, 11/01/10	7,156,829
5,946,000	9.875%, 08/10/11	5,709,141
6,446,000	GameStop Corp.
	8.000%, 10/01/12	6,719,955
	General Motors Corp.^
6,184,000	7.200%, 01/15/11	5,673,820
4,567,000	7.125%, 07/15/13	3,904,785
	Goodyear Tire & Rubber Company
6,660,000	7.857%, 08/15/11	6,743,250
4,757,000	7.000%, 03/15/28	3,734,245
3,330,000	Group 1 Automotive, Inc.^
	8.250%, 08/15/13	3,146,850
6,898,000	Hanes Brands, Inc.^‡
	8.204%, 12/15/14	6,277,180
8,848,000	Hasbro, Inc.
	6.600%, 07/15/28	8,563,625
3,330,000	Idearc, Inc.
	8.000%, 11/15/16	2,997,000
4,757,000	Interpublic Group of Companies, Inc.^
	7.250%, 08/15/11	4,566,720
	J.C. Penney Company, Inc.
1,903,000	9.000%, 08/01/12	2,149,842
1,427,000	7.650%, 08/15/16	1,526,843
2,835,000	Jarden Corp.^
	7.500%, 05/01/17	2,438,100
3,054,000	Kellwood Company
	7.625%, 10/15/17	2,534,820
3,330,000	Liberty Media Corp.^
	8.250%, 02/01/30	3,035,302
3,734,000	Mandalay Resort Group
	7.625%, 07/15/13	3,537,965
1,427,000	NCL Holding, ASA
	10.625%, 07/15/14	1,448,405
8,829,000	Oxford Industries, Inc.
	8.875%, 06/01/11	8,674,492
904,000	Phillips-Van Heusen Corp.^
	8.125%, 05/01/13	926,600
951,000	Pinnacle Entertainment, Inc.
	8.250%, 03/15/12	917,715
4,757,000	Pulte Homes, Inc.
	7.875%, 08/01/11	4,620,236
11,322,000	Royal Caribbean Cruises, Ltd.
	7.500%, 10/15/27	10,351,025
8,087,000	Service Corp. International
	7.500%, 04/01/27	7,278,300
6,660,000	Toll Brothers, Inc.^
	8.250%, 12/01/11	6,426,900
8,182,000	Vail Resorts, Inc.
	6.750%, 02/15/14	7,895,630
6,660,000	Warnaco Group, Inc.
	8.875%, 06/15/13	6,809,850
	Warner Music Group
1,903,000	GBP 8.125%, 04/15/14	2,743,553
714,000	7.375%, 04/15/14	560,490

		192,291,582

	Consumer Staples (11.9%)
5,119,000	Alliance One International, Inc.
	8.500%, 05/15/12	4,786,265
13,320,000	Anheuser-Busch Companies, Inc.
	5.000%, 03/01/19	13,191,196
5,233,000	Chattem, Inc.
	7.000%, 03/01/14	5,141,422
5,946,000	Chiquita Brands International, Inc.^
	8.875%, 12/01/15	5,291,940
13,320,000	Coca-Cola Company
	5.350%, 11/15/17	13,975,144
1,751,000	Constellation Brands, Inc.^
	7.250%, 09/01/16	1,680,960
5,380,000	Del Monte Food Company
	8.625%, 12/15/12	5,460,700
8,277,000	Dole Food Company, Inc.
	7.250%, 06/15/10	7,325,145
12,844,000	Kimberly-Clark Corp.
	6.125%, 08/01/17	13,829,559
4,281,000	NBTY, Inc.
	7.125%, 10/01/15	4,002,735
	Pilgrim’s Pride Corp.
7,564,000	8.375%, 05/01/17^	6,637,410
2,426,000	7.625%, 05/01/15	2,310,765
	Reynolds American, Inc.
6,184,000	7.300%, 07/15/15	6,471,123
3,806,000	7.625%, 06/01/16	4,049,790
3,806,000	7.250%, 06/15/37	3,846,732
	Smithfield Foods, Inc.
9,514,000	7.750%, 07/01/17^	9,038,300
1,903,000	7.750%, 05/15/13	1,874,455
3,758,000	SUPERVALU, Inc.
	7.500%, 11/15/14	3,828,462

		112,742,103

	Energy (10.6%)
8,563,000	Arch Western Finance, LLC
	6.750%, 07/01/13	8,327,517
See accompanying notes to Schedule of Investments

CONVERTIBLE AND HIGH INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value
$2,664,000	Bristow Group, Inc.*
	7.500%, 09/15/17	$2,703,960
	Chesapeake Energy Corp.
3,806,000	6.875%, 01/15/16	3,786,970
3,073,000	6.875%, 11/15/20	2,980,810
1,903,000	7.750%, 01/15/15	1,960,090
2,379,000	Complete Production Services, Inc.
	8.000%, 12/15/16	2,319,525
7,181,000	Dresser-Rand Group, Inc.
	7.375%, 11/01/14	7,073,285
4,757,000	Forest Oil Corp.
	8.000%, 12/15/11	4,959,172
1,903,000	GulfMark Offshore, Inc.
	7.750%, 07/15/14	1,941,060
2,783,000	Mariner Energy, Inc.
	8.000%, 05/15/17	2,671,680
6,565,000	Petrohawk Energy Corp.
	7.125%, 04/01/12	6,269,575
	Petróleo Brasileiro, SA
7,136,000	8.375%, 12/10/18	8,563,200
4,757,000	9.125%, 07/02/13	5,702,454
16,650,000	Premcor Refining Group, Inc.
	7.500%, 06/15/15	17,535,231
7,231,000	Superior Energy Services, Inc.
	6.875%, 06/01/14	7,014,070
2,854,000	Swift Energy Company
	7.625%, 07/15/11	2,825,460
6,184,000	Whiting Petroleum Corp.
	7.250%, 05/01/12	6,153,080
6,612,000	Williams Companies, Inc.
	7.750%, 06/15/31	7,207,080

		99,994,219

	Financials (4.3%)
10,465,000	Host Hotels & Resorts, Inc.
	7.125%, 11/01/13	10,412,675
	Leucadia National Corp.
7,873,000	7.000%, 08/15/13	7,656,493
6,955,000	8.125%, 09/15/15	6,955,000
6,660,000	Nuveen Investments, Inc.*
	10.500%, 11/15/15	6,493,500
904,000	Omega Healthcare Investors, Inc.
	7.000%, 04/01/14	899,480
	Senior Housing Properties Trust
4,757,000	8.625%, 01/15/12	5,066,205
3,361,000	7.875%, 04/15/15	3,518,839

		41,002,192

	Health Care (4.2%)
13,320,000	Abbott Laboratories
	5.875%, 05/15/16	14,226,599
1,903,000	Bio-Rad Laboratories, Inc.
	7.500%, 08/15/13	1,931,545
7,136,000	Community Health Systems, Inc.
	8.875%, 07/15/15	7,216,280
3,235,000	DaVita, Inc.
	7.250%, 03/15/15	3,235,000
6,993,000	Psychiatric Solutions, Inc.
	7.750%, 07/15/15	6,923,070
5,090,000	Valeant Pharmaceuticals International
	7.000%, 12/15/11	4,924,575
942,000	Vanguard Health Systems, Inc.
	9.000%, 10/01/14	897,255

		39,354,324

	Industrials (9.7%)
5,708,000	American Airlines, Inc.
	7.250%, 02/05/09	5,679,460
1,018,000	Belden CDT, Inc.
	7.000%, 03/15/17	979,825
15,698,000	Esterline Technologies Corp.^
	7.750%, 06/15/13	16,011,960
951,000	FTI Consulting, Inc.
	7.625%, 06/15/13	974,775
3,330,000	Gardner Denver, Inc.
	8.000%, 05/01/13	3,330,000
1,427,000	GATX Corp.
	8.875%, 06/01/09	1,505,708
13,320,000	General Electric Company
	5.250%, 12/06/17	13,462,910
1,779,000	H&E Equipment Service, Inc.
	8.375%, 07/15/16	1,583,310
6,660,000	Helix Energy Solutions Group, Inc*^
	9.500%, 01/15/16	6,793,200
	IKON Office Solutions, Inc.
2,379,000	7.750%, 09/15/15	2,426,580
951,000	6.750%, 12/01/25	691,448
5,613,000	Interline Brands, Inc.
	8.125%, 06/15/14	5,500,740
2,721,000	SPX Corp.*^
	7.625%, 12/15/14	2,792,426
	Terex Corp.
6,660,000	8.000%, 11/15/17	6,576,750
1,803,000	7.375%, 01/15/14	1,789,478
2,141,000	Trinity Industries, Inc.^
	6.500%, 03/15/14	2,066,065
13,320,000	United Parcel Service, Inc.^
	5.500%, 01/15/18	13,897,955
1,903,000	WESCO Distribution, Inc.
	7.500%, 10/15/17	1,731,730
3,806,000	Westinghouse Air Brake
	Technologies Corp.
	6.875%, 07/31/13	3,748,910

		91,543,230

	Information Technology (9.9%)
	Amkor Tech., Inc.
5,233,000	9.250%, 06/01/16^	4,951,726
2,854,000	7.750%, 05/15/13	2,565,033
2,607,000	Arrow Electronics, Inc.
	6.875%, 06/01/18	2,787,605
856,000	Avago Technologies
	11.875%, 12/01/15	898,800
	Celestica, Inc.^
8,087,000	7.625%, 07/01/13	7,642,215
3,806,000	7.875%, 07/01/11	3,710,850
See accompanying notes to Schedule of Investments

CONVERTIBLE AND HIGH INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value
$13,320,000	Cisco Systems, Inc.
	5.500%, 02/22/16	$13,787,652
1,903,000	Flextronics International, Ltd.
	6.500%, 05/15/13	1,836,395
5,661,000	Freescale Semiconductor, Inc.^
	8.875%, 12/15/14	4,627,867
1,903,000	GBP Iron Mountain, Inc.
	7.250%, 04/15/14	3,604,461
4,757,000	NXP, BV
	7.875%, 10/15/14	4,382,386
13,320,000	Oracle Corp.
	5.250%, 01/15/16	13,373,973
9,038,000	SunGard Data Systems, Inc.
	9.125%, 08/15/13	9,218,760
19,504,000	Xerox Corp.^
	7.625%, 06/15/13	20,241,836

		93,629,559

	Materials (6.0%)
4,757,000	Ball Corp.
	6.875%, 12/15/12	4,816,462
3,806,000	Boise Cascade Company
	7.125%, 10/15/14	3,644,245
951,000	Crown Holdings, Inc.
	7.750%, 11/15/15	972,398
	Ineos Group Holdings, PLC*
5,708,000	EUR 7.875%, 02/15/16	6,194,838
951,000	8.500%, 02/15/16^	760,800
3,282,000	Mosaic Company*
	7.625%, 12/01/16	3,560,970
8,563,000	Neenah Paper, Inc.
	7.375%, 11/15/14	7,663,885
2,379,000	P.H. Glatfelter Company
	7.125%, 05/01/16	2,361,157
4,757,000	Sealed Air Corp.*
	6.875%, 07/15/33	4,564,137
9,038,000	Terra Industries, Inc.
	7.000%, 02/01/17	8,925,025
1,903,000	Texas Industries, Inc.
	7.250%, 07/15/13	1,836,395
	Union Carbide Corp.
4,614,000	7.875%, 04/01/23	4,730,273
3,092,000	7.500%, 06/01/25	3,035,726
3,520,000	Westlake Chemical Corp.
	6.625%, 01/15/16	3,220,800

		56,287,111

	Telecommunication Services (5.9%)
5,708,000	AT&T Corp.
	9.750%, 11/15/31	6,889,322
5,746,000	CenturyTel, Inc.
	6.875%, 01/15/28	5,713,627
7,801,000	Citizens Communications Company
	9.000%, 08/15/31	7,537,716
6,660,000	Leap Wireless International, Inc.
	9.375%, 11/01/14	6,093,900
6,660,000	Qwest Communications International, Inc.^
	7.750%, 02/15/31	5,927,400
6,660,000	Sprint Nextel Corp.
	7.375%, 08/01/15	6,096,997
4,281,000	Syniverse Technologies, Inc.
	7.750%, 08/15/13	4,136,516
12,844,000	Verizon Communications, Inc.^
	5.500%, 04/01/17	13,073,137

		55,468,615

	Utilities (0.9%)
2,007,000	Public Service Enterprise Group, Inc.
	8.625%, 02/15/08	2,008,700
6,660,000	TXU Corp.*
	10.250%, 11/01/15	6,576,750

		8,585,450

	TOTAL CORPORATE BONDS
	(Cost $804,015,505)	790,898,385

Convertible Bonds (31.5%)

	Consumer Discretionary (3.5%)
19,000,000	Amazon.com, Inc.
	4.750%, 02/01/09	21,422,500
2,320,000	Liberty Media Corp. (Time Warner)¥
	3.250%, 03/15/31	1,731,300
9,000,000	Walt Disney Company^
	2.125%, 04/15/23	9,708,750

		32,862,550

	Energy (2.0%)
8,000,000	Pioneer Natural Resources^
	2.875%, 01/15/38	8,200,000
7,000,000	SeaDrill, Ltd.
	3.625%, 11/08/12	6,720,000
3,620,000	St. Mary Land & Exploration Company^
	3.500%, 04/01/27	3,696,925

		18,616,925

	Financials (1.5%)
14,500,000	Prudential Financial, Inc.^‡
	2.733%, 12/12/36	14,256,400

	Health Care (5.0%)
8,000,000	Cubist Pharmaceuticals, Inc.^
	2.250%, 06/15/13	7,230,000
20,000,000	Invitrogen Corp.
	3.250%, 06/15/25	22,400,000
7,000,000	Millipore Corp.
	3.750%, 06/01/26	7,420,000
2,570,000	Molina Healthcare, Inc.^
	3.750%, 10/01/14	2,711,350
7,500,000	OSI Pharmaceuticals, Inc.
	3.250%, 09/08/23	7,837,500

		47,598,850

	Industrials (4.5%)
13,500,000	L-3 Communications Holdings, Inc.^
	3.000%, 08/01/35	17,060,625
6,400,000	Lockheed Martin Corp.‡
	4.619%, 08/15/33	9,600,640
See accompanying notes to Schedule of Investments

CONVERTIBLE AND HIGH INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value
$5,500,000	Quanta Services, Inc.*
	3.750%, 04/30/26	$6,531,250
13,000,000	Roper Industries, Inc.‡
	1.481%, 01/15/34	9,181,250

		42,373,765

	Information Technology (13.2%)
10,000,000	Blackboard, Inc.
	3.250%, 07/01/27	9,862,500
7,000,000	Euronet Worldwide, Inc.
	3.500%, 10/15/25	6,798,750
14,000,000	Informatica Corp.~
	3.000%, 03/15/26	16,537,500
41,000,000	Intel Corp.^
	2.950%, 12/15/35	41,000,000
	Linear Technology Corp.
18,000,000	3.000%, 05/01/27*	16,627,500
3,000,000	3.000%, 05/01/27^	2,771,250
1,360,000	Seagate Technology
	6.800%, 04/30/10	1,467,100
24,500,000	VeriSign, Inc.*
	3.250%, 08/15/37	29,430,625

		124,495,225

	Utilities (1.8%)
6,500,000	CenterPoint Energy, Inc.
	3.750%, 05/15/23	9,351,875
4,500,000	EUR International Power, PLC
	3.250%, 07/20/13	7,554,662

		16,906,537

	TOTAL CONVERTIBLE BONDS
	(Cost $285,578,443)	297,110,252

Synthetic Convertible Securities (5.0%)

	Corporate Bonds (4.3%)

	Consumer Discretionary (1.0%)
225,000	Asbury Automotive Group, Inc.
	7.625%, 03/15/17	183,375
49,000	Boyd Gaming Corp.
	7.125%, 02/01/16	42,385
194,000	Cooper Tire & Rubber Company^
	8.000%, 12/15/19	178,480
	D.R. Horton, Inc.
194,000	7.875%, 08/15/11	188,180
121,000	8.000%, 02/01/09	119,488
97,000	9.750%, 09/15/10	95,181
243,000	DEX Media, Inc.
	8.000%, 11/15/13	219,915
746,000	DIRECTV Financing Company, Inc.
	8.375%, 03/15/13	774,907
306,000	EchoStar DBS Corp.
	7.125%, 02/01/16	307,148
583,000	Expedia, Inc.
	7.456%, 08/15/18	608,282
	Ford Motor Company
389,000	8.625%, 11/01/10	365,787
304,000	9.875%, 08/10/11	291,890
329,000	GameStop Corp.
	8.000%, 10/01/12	342,982
	General Motors Corp.^
316,000	7.200%, 01/15/11	289,930
233,000	7.125%, 07/15/13	199,215
	Goodyear Tire & Rubber Company
340,000	7.857%, 08/15/11^	344,250
243,000	7.000%, 03/15/28	190,755
170,000	Group 1 Automotive, Inc.^
	8.250%, 08/15/13	160,650
352,000	Hanes Brands, Inc.^ ‡
	8.204%, 12/15/14	320,320
452,000	Hasbro, Inc.
	6.600%, 07/15/28	437,473
170,000	Idearc, Inc.
	8.000%, 11/15/16	153,000
243,000	Interpublic Group of Companies, Inc.^
	7.250%, 08/15/11	233,280
	J.C. Penney Company, Inc.
97,000	9.000%, 08/01/12	109,582
73,000	7.650%, 08/15/16	78,108
145,000	Jarden Corp.^
	7.500%, 05/01/17	124,700
156,000	Kellwood Company
	7.625%, 10/15/17	129,480
170,000	Liberty Media Corp.^
	8.250%, 02/01/30	154,955
191,000	Mandalay Resort Group
	7.625%, 07/15/13	180,973
73,000	NCL Holding, ASA
	10.625%, 07/15/14	74,095
451,000	Oxford Industries, Inc.
	8.875%, 06/01/11	443,107
46,000	Phillips-Van Heusen Corp.^
	8.125%, 05/01/13	47,150
49,000	Pinnacle Entertainment, Inc.
	8.250%, 03/15/12	47,285
243,000	Pulte Homes, Inc.
	7.875%, 08/01/11	236,014
578,000	Royal Caribbean Cruises, Ltd.
	7.500%, 10/15/27	528,431
413,000	Service Corp. International
	7.500%, 04/01/27	371,700
340,000	Toll Brothers, Inc.^
	8.250%, 12/01/11	328,100
418,000	Vail Resorts, Inc.
	6.750%, 02/15/14	403,370
340,000	Warnaco Group, Inc.
	8.875%, 06/15/13	347,650
	Warner Music Group
97,000	GBP 8.125%, 04/15/14	139,845
36,000	7.375%, 04/15/14	28,260

		9,819,678

	Consumer Staples (0.6%)
261,000	Alliance One International, Inc.
	8.500%, 05/15/12	244,035
680,000	Anheuser-Busch Companies, Inc.
	5.000%, 03/01/19	673,424
See accompanying notes to Schedule of Investments

CONVERTIBLE AND HIGH INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value
$267,000	Chattem, Inc.
	7.000%, 03/01/14	$262,328
304,000	Chiquita Brands International, Inc.^
	8.875%, 12/01/15	270,560
680,000	Coca-Cola Company
	5.350%, 11/15/17	713,446
89,000	Constellation Brands, Inc.^
	7.250%, 09/01/16	85,440
275,000	Del Monte Foods Company
	8.625%, 12/15/12	279,125
423,000	Dole Food Company, Inc.
	7.250%, 06/15/10	374,355
656,000	Kimberly-Clark Corp.
	6.125%, 08/01/17	706,337
219,000	NBTY, Inc.
	7.125%, 10/01/15	204,765
	Pilgrim’s Pride Corp.
386,000	8.375%, 05/01/17^	338,715
124,000	7.625%, 05/01/15	118,110
	Reynolds American, Inc.
316,000	7.300%, 07/15/15	330,672
194,000	7.625%, 06/01/16	206,426
194,000	7.250%, 06/15/37	196,076
	Smithfield Foods, Inc.
486,000	7.750%, 07/01/17^	461,700
97,000	7.750%, 05/15/13	95,545
192,000	SUPERVALU, Inc.
	7.500%, 11/15/14	195,600

		5,756,659

	Energy (0.6%)
437,000	Arch Western Finance, LLC
	6.750%, 07/01/13	424,982
136,000	Bristow Group, Inc.*
	7.500%, 09/15/17	138,040
	Chesapeake Energy Corp.
194,000	6.875%, 01/15/16	193,030
157,000	6.875%, 11/15/20	152,290
97,000	7.750%, 01/15/15	99,910
121,000	Complete Production Services, Inc.
	8.000%, 12/15/16	117,975
367,000	Dresser-Rand Group, Inc.
	7.375%, 11/01/14	361,495
243,000	Forest Oil Corp.
	8.000%, 12/15/11	253,328
97,000	GulfMark Offshore, Inc.
	7.750%, 07/15/14	98,940
142,000	Mariner Energy, Inc.
	8.000%, 05/15/17	136,320
335,000	Petrohawk Energy Corp.
	7.125%, 04/01/12	319,925
	Petróleo Brasileiro, SA
364,000	8.375%, 12/10/18	436,800
243,000	9.125%, 07/02/13	291,296
850,000	Premcor Refining Group, Inc.
	7.500%, 06/15/15	895,192
369,000	Superior Energy Services, Inc.
	6.875%, 06/01/14	357,930
146,000	Swift Energy Company
	7.625%, 07/15/11	144,540
316,000	Whiting Petroleum Corp.
	7.250%, 05/01/12	314,420
338,000	Williams Companies, Inc.
	7.750%, 06/15/31	368,420

		5,104,833

	Financials (0.2%)
535,000	Host Hotels & Resorts, Inc.
	7.125%, 11/01/13	532,325
	Leucadia National Corp.
402,000	7.000%, 08/15/13	390,945
355,000	8.125%, 09/15/15	355,000
340,000	Nuveen Investments, Inc.*
	10.500%, 11/15/15	331,500
46,000	Omega Healthcare Investors, Inc.
	7.000%, 04/01/14	45,770
	Senior Housing Properties Trust
243,000	8.625%, 01/15/12	258,795
172,000	7.875%, 04/15/15	180,077

		2,094,412

	Health Care (0.2%)
680,000	Abbott Laboratories
	5.875%, 05/15/16	726,283
97,000	Bio-Rad Laboratories, Inc.
	7.500%, 08/15/13	98,455
364,000	Community Health Systems, Inc.
	8.875%, 07/15/15	368,095
165,000	DaVita, Inc.
	7.250%, 03/15/15	165,000
357,000	Psychiatric Solutions, Inc.
	7.750%, 07/15/15	353,430
260,000	Valeant Pharmaceuticals International
	7.000%, 12/15/11	251,550
48,000	Vanguard Health Systems, Inc.
	9.000%, 10/01/14	45,720

		2,008,533

	Industrials (0.5%)
292,000	American Airlines, Inc.
	7.250%, 02/05/09	290,540
52,000	Belden CDT, Inc.
	7.000%, 03/15/17	50,050
802,000	Esterline Technologies Corp.^
	7.750%, 06/15/13	818,040
49,000	FTI Consulting, Inc.
	7.625%, 06/15/13	50,225
170,000	Gardner Denver, Inc.
	8.000%, 05/01/13	170,000
73,000	GATX Corp.
	8.875%, 06/01/09	77,026
680,000	General Electric Company
	5.250%, 12/06/17	687,296
See accompanying notes to Schedule of Investments

CONVERTIBLE AND HIGH INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Principal
Amount		Value

$91,000	H&E Equipment Service, Inc.
	8.375%, 07/15/16	$80,990
340,000	Helix Energy Solutions Group, Inc*^
	9.500%, 01/15/16	346,800
	IKON Office Solutions, Inc.
121,000	7.750%, 09/15/15	123,420
49,000	6.750%, 12/01/25	35,627
287,000	Interline Brands, Inc.
	8.125%, 06/15/14	281,260
139,000	SPX Corp.^*
	7.625%, 12/15/14	142,649
	Terex Corp.
340,000	8.000%, 11/15/17	335,750
92,000	7.375%, 01/15/14	91,310
109,000	Trinity Industries, Inc.^
	6.500%, 03/15/14	105,185
680,000	United Parcel Service, Inc.^
	5.500%, 01/15/18	709,505
97,000	WESCO Distribution, Inc.
	7.500%, 10/15/17	88,270
194,000	Westinghouse Air Brake Technologies Corp.
	6.875%, 07/31/13	191,090

		4,675,033

	Information Technology (0.5%)
	Amkor Tech, Inc.
267,000	9.250%, 06/01/16^	252,649
146,000	7.750%, 05/15/13	131,218
133,000	Arrow Electronics, Inc.
	6.875%, 06/01/18	142,214
44,000	Avago Technologies
	11.875%, 12/01/15	46,200
	Celestica, Inc.^
413,000	7.625%, 07/01/13	390,285
194,000	7.875%, 07/01/11	189,150
680,000	Cisco Systems, Inc.
	5.500%, 02/22/16	703,874
97,000	Flextronics International, Ltd.
	6.500%, 05/15/13	93,605
289,000	Freescale Semiconductor, Inc.^
	8.875%, 12/15/14	236,257
97,000	GBP Iron Mountain, Inc.
	7.250%, 04/15/14	183,727
243,000	NXP, BV
	7.875%, 10/15/14	223,864
680,000	Oracle Corp.
	5.250%, 01/15/16	682,755
462,000	SunGard Data Systems, Inc.
	9.125%, 08/15/13	471,240
996,000	Xerox Corp.
	7.625%, 06/15/13	1,033,679

		4,780,717

	Materials (0.3%)
243,000	Ball Corp.
	6.875%, 12/15/12	246,037
194,000	Boise Cascade Company
	7.125%, 10/15/14	185,755
49,000	Crown Holdings, Inc.
	7.750%, 11/15/15	50,103
	Ineos Group Holdings, PLC*
292,000	EUR 7.875%, 02/15/16	316,905
49,000	8.500%, 02/15/16^	39,200
168,000	Mosaic Company*
	7.625%, 12/01/16	182,280
437,000	Neenah Paper, Inc.
	7.375%, 11/15/14	391,115
121,000	P.H. Glatfelter Company
	7.125%, 05/01/16	120,093
243,000	Sealed Air Corp.*
	6.875%, 07/15/33	233,148
462,000	Terra Industries, Inc.
	7.000%, 02/01/17	456,225
97,000	Texas Industries, Inc.
	7.250%, 07/15/13	93,605
	Union Carbide Corp.
236,000	7.875%, 04/01/23	241,947
158,000	7.500%, 06/01/25	155,124
180,000	Westlake Chemical Corp.
	6.625%, 01/15/16	164,700

		2,876,237

	Telecommunication Services (0.3%)
292,000	AT&T Corp.
	9.750%, 11/15/31	352,432
294,000	CenturyTel, Inc.
	6.875%, 01/15/28	292,343
399,000	Citizens Communications Company
	9.000%, 08/15/31	385,534
340,000	Leap Wireless International, Inc.
	9.375%, 11/01/14	311,100
340,000	Qwest Communications International, Inc.^
	7.750%, 02/15/31	302,600
340,000	Sprint Nextel Corp.
	7.375%, 08/01/15	311,258
219,000	Syniverse Technologies, Inc.
	7.750%, 08/15/13	211,609
656,000	Verizon Communications, Inc.
	5.500%, 04/01/17	667,703

		2,834,579

	Utilities (0.1%)
103,000	Public Service Enterprise Group, Inc.
	8.625%, 02/15/08	103,087
340,000	TXU Corp.*
	10.250%, 11/01/15	335,750

		438,837

	Total Corporate Bonds	40,389,518

See accompanying notes to Schedule of Investments

CONVERTIBLE AND HIGH INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Contracts		Value

	Options (0.7%)

	Consumer Discretionary (0.1%)
820	Nike, Inc.#
	Call, 01/17/09, Strike $55.00	$873,300
900	Omnicom Group, Inc.#
	Call, 01/17/09, Strike $50.00	279,000

		1,152,300

	Consumer Staples (0.1%)
1,060	Coca-Cola Company#
	Call, 01/17/09, Strike $60.00	492,900

	Energy (0.0%)
90	Schlumberger NV (Schlumberger, Ltd.)#
	Call, 01/17/09, Strike $90.00	58,950

	Health Care (0.1%)
350	Alcon, Inc.#
	Call, 01/17/09, Strike $140.00	649,250
650	Express Scripts, Inc.#
	Call, 01/17/09, Strike $65.00	750,750

		1,400,000

	Industrials (0.1%)
530	General Dynamics Corp.#
	Call, 01/17/09, Strike $90.00	397,500
720	Honeywell International, Inc.#
	Call, 01/17/09, Strike $55.00	637,200

		1,034,700

	Information Technology (0.3%)
200	Apple, Inc.#
	Call, 01/17/09, Strike $190.00	194,500
1,240	Cisco Systems, Inc.#
	Call, 01/17/09, Strike $27.50	269,700
60	Google, Inc.#
	Call, 01/17/09, Strike $710.00	214,500
235	Hewlett-Packard Company#
	Call, 01/17/09, Strike $45.00	129,250
1,190	Microsoft Corp.#
	Call, 01/17/09, Strike $35.00	276,675
3,180	Nokia Corp.#
	Call, 01/17/09, Strike $40.00	1,272,000
2,260	Oracle Corp.#
	Call, 01/17/09, Strike $22.50	514,150

		2,870,775

	Telecommunication Services (0.0%)
130	America Movil, S.A. de C.V.#
	Call, 01/17/09, Strike $60.00	119,600

	Total Options	7,129,225

	TOTAL SYNTHETIC CONVERTIBLE SECURITIES
	(Cost $52,415,410)	47,518,743

Number of
Shares		Value

Convertible Preferred Stocks (22.8%)

	Consumer Discretionary (0.8%)
8,500	Stanley Works~‡
	6.530%	7,723,313

	Consumer Staples (0.9%)
7,500	Bunge, Ltd.
	5.125%	8,231,250

	Energy (0.7%)
7,500	Credit Suisse (Transocean, Inc.)*¹Y
	12.000%	6,284,646

	Financials (5.4%)
137,300	Citigroup, Inc.
	6.500%	7,465,687
1,250,000	MetLife, Inc.~
	6.375%	36,412,500
35,000	Reinsurance Group of America, Inc.~
	5.750%	2,607,500
257,600	XL Capital, Ltd.
	7.000%	4,415,264

		50,900,951

	Health Care (3.0%)
150,000	Schering-Plough Corp.~
	6.000%	28,738,500

	Information Technology (2.8%)
325,000	Goldman Sachs (Oracle Corp.)*¹Y
	12.000%	6,613,100
181,400	JPMorgan Chase and Company (Nokia Corp.)*¹Y
	12.000%	6,670,459
275,000	Morgan Stanley (Cisco Systems, Inc.)*¹Y
	12.000%	6,584,875
166,000	Morgan Stanley (Infosys Technologies, Ltd.)*¹Y
	12.000%	6,683,990

		26,552,424

	Materials (7.7%)
9,250	EUR Bayer, AG
	6.625%	20,297,905
210,000	Cia Vale do Rio Doce
	5.500%	12,705,000
182,500	Freeport-McMoRan Copper & Gold, Inc.~
	6.750%	24,236,000
17,500	CHF Givaudan SA
	5.375%	15,513,093

		72,751,998

	Utilities (1.5%)
155,000	Entergy Corp.~
	7.625%	9,920,000
See accompanying notes to Schedule of Investments

CONVERTIBLE AND HIGH INCOME FUND
Schedule of Investments January 31, 2008 (unaudited)

Number of
Shares		Value

80,000	Southern Union Company
	5.000%	$3,949,600

		13,869,600

	TOTAL CONVERTIBLE PREFERRED STOCKS
	(Cost $235,270,054)	215,052,682

Principal
Amount		Value

Investment in Affiliated Fund (2.7%)
$25,773,659	Calamos Government Money Market Fund — Class I SharesΩ
	(Cost $25,773,659)	25,773,659

Number of
Shares		Value

Investments of Cash Collateral for Securities on Loan (10.4%)
48,067,000	Bank of New York Institutional Cash Reserve Fund	48,067,000
50,000,000	Goldman Sachs Financial Square Prime Obligations Fund	50,000,000

	TOTAL INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN
	(Cost $98,067,000)	98,067,000

TOTAL INVESTMENTS (156.2%)
(Cost $1,501,120,071)		1,474,420,721

PAYABLE UPON RETURN OF SECURITIES ON LOAN (-10.4%)		(98,067,000)

LIABILITIES, LESS OTHER ASSETS (-0.2%)		(1,867,893)

PREFERRED SHARES AT REDEMPTION VALUE INCLUDING DIVIDENDS PAYABLE (-45.6%)		(430,344,860)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)		$944,140,968

Number of
Contracts		Value

Written Options (-0.2%)
	Financials (-0.2%)
	S & P500 Index#
120	Call, 06/21/08, Strike $1,390.00	(887,400)
120	Call, 04/19/08, Strike $1,400.00	(594,600)
60	Call, 06/21/08, Strike $1,425.00	(334,500)
50	Call, 04/19/08, Strike $1,425.00	(186,750)
50	Call, 03/22/08, Strike $1,420.00	(138,250)
175	SPDR Trust Series 1#
	Call, 06/21/08, Strike $141.00	(106,750)

	TOTAL WRITTEN OPTIONS
	(Premium $2,608,426)	(2,248,250)

NOTES TO SCHEDULE OF INVESTMENTS
Note: Value for Securities denominated in foreign currencies are shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date shown on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted or excepted from such registration requirements. At January 31, 2008, the value of 144A securities that could not be exchanged to the registered form is $104,774,548 or 11.1% of net assets.

^	Security, or portion of security, is on loan.

#	Non-income producing security.

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2008.

~	Security, or portion of security, is held in a segregated account as collateral for written options aggregating a total market value of $66,452,513.

≠	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

¥	Securities exchangeable or convertible into securities of one or more entities that is different than the issuer. Each entity is identified in the parenthetical.

Y	The security of the financial institution is linked to, and may be exchangeable or convertible to, the equity security shown in the parenthetical.

Ω	Investment in an affiliated fund. During the period from November 1, 2007, through January 31, 2008, the fund had net redemptions of $44,010,037, and received $468,645 in dividend payments from the affiliated fund, As of October 31, 2007, the fund had holdings of $69,783,696 of the affiliated fund.
FOREIGN CURRENCY ABBREVIATIONS

CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
See accompanying notes to Schedule of Investments

INTEREST RATE SWAPS - (unaudited)

					Unrealized
					Appreciation/
SWAP Counterparty	Payments Made by the Fund	Payments Received by the Fund	Termination Date	Notional Amount (USD)	(Depreciation)

Citibank, N.A.	3.65% monthly	1 month LIBOR	10/27/2008	100,000,000	$(553,147)

					$(553,147)

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Organization. CALAMOS Convertible and High Income Fund (the “Fund”) was organized as a Delaware statutory trust on March 12, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on May 28, 2003.
The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. Under normal circumstances, the Fund invests at least 80% of its managed assets in a diversified portfolio of convertible and non-convertible income securities. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).
Portfolio Valuation. The valuation of the Fund’s portfolio securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.
Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time as of which a Fund determines its NAV.
When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.
Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.
If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, below investment grade bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if the value of a foreign security it holds is materially affected by events occurring before their pricing time but after the close of the primary market or exchange on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.
When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.
Investment Transactions. Short-term and long-term investment transactions are recorded on a trade date basis on January 31, 2008.
Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.
Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.
When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
NOTE 2 — INVESTMENTS
The following information is presented on a federal income tax basis as of January 31, 2008. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to timing differences.

The cost basis of investments for federal income tax purposes at January 31, 2008 was as follows:

Cost basis of investments	$1,508,650,415

Gross unrealized appreciation	24,021,148
Gross unrealized depreciation	(58,250,842)

Net unrealized appreciation (depreciation)	$(34,229,694)

NOTE 3 — FORWARD FOREIGN CURRENCY CONTRACTS
There were no open forward currency contracts at January 31, 2008.
NOTE 4 — PREFERRED SHARES
There are unlimited shares of Auction Rate Cumulative Preferred Shares (“Preferred Shares”) authorized. The Preferred Shares have rights as determined by the board of trustees. The 17,200 shares of Preferred Shares outstanding consist of six series, 3,000 shares of series M, 3,000 shares of series TU, 3,000 shares of series W, 3,000 shares of series TH, 3,000 shares of series F, 2,200 shares of series A. The Preferred Shares have a liquidation value of $25,000 per share plus any accumulated but unpaid dividends, whether or not declared.
NOTE 5 — INTEREST RATE TRANSACTIONS
Swap agreements are stated at fair value. The contracts are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation(depreciation).
Details of the interest rate swap agreements outstanding as of January 31, 2008 were as follows:

	Fixed Rate	Floating Rate		Notional	Unrealized
	(Fund	(Fund	Termination	Amount	Appreciation/
Counterparty	Pays)	Receives)	Date	(USD)	(Depreciation)
Citibank, N.A.	3.65% monthly	1 month LIBOR	10/27/2008	$100,000,000	$(553,147)

NOTE 6 — SYNTHETIC CONVERTIBLE INSTRUMENTS
The Fund may establish a “synthetic” convertible instrument by combining separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities (“fixed-income component”, which may be a convertible or non-convertible security) and the right to acquire equity securities (“convertible component”). The fixed-income component is achieved by investing in fixed-income securities such as bonds, preferred stocks, and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic instrument, the Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.
The Fund may also purchase synthetic securities created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible securities may offer more flexibility than purchasing a convertible security.

NOTE 7 — SECURITIES LENDING
For the period ended January 31, 2008, the Fund may loan one or more of its securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the income earned on the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The Fund has the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund does not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, the Fund’s securities lending agent monitors and reports to Calamos Advisors LLC on the creditworthiness of the firms to which a Fund lends securities. At January 31, 2008, the Fund had securities valued at $95,324,489 that were on loan to broker-dealers and banks and $98,111,536 in cash or cash equivalent collateral.
NOTE 8 — STRUCTURED EQUITY-LINKED SECURITIES
The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity-linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a) Certification of Principal Executive Officer.
(b) Certification of Principal Financial Officer.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 24, 2008

By:	/s/ Nimish S. Bhatt
Name: Nimish S. Bhatt
Title: Principal Financial Officer
Date: March 24, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
Calamos Convertible and High Income Fund

By:	/s/ John P. Calamos, Sr.
Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: March 24, 2008

By:	/s/ Nimish S. Bhatt
Name: Nimish S. Bhatt
Title: Principal Financial Officer
Date: March 24, 2008